Share capital, share premium and other capital reserves - Common shares (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jun. 02, 2021	Apr. 19, 2021	Mar. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares				$ 94,189
Number of shares issued in lieu of license liability	235,664
Amount of increase (decrease) in lieu of equity license liability	$ 3,700
Common share
Disclosure of classes of share capital [line items]
Par value per share				$ 0.14	$ 0.01	$ 0.01
IPO
Disclosure of classes of share capital [line items]
Share issue related cost				$ 11,500
IPO | Common share
Disclosure of classes of share capital [line items]
Number of shares issued and sold			6,700,000
Par value per share			$ 0.14
Issue price			$ 15.00
Proceeds from issue of ordinary shares			$ 89,000
Underwriters discount and commission			7,000
Share issue related cost			$ 4,500
Over-Allotment Option | Common share
Disclosure of classes of share capital [line items]
Number of shares issued and sold		425,712
Issue price		$ 15.00
Proceeds from issue of ordinary shares		$ 5,900
Underwriters discount and commission		$ 400